Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 8.4%
Axon Enterprise, Inc. (A)	8,695	$ 4,588,873
Carpenter Technology Corp.	5,907	3,069,632
FTAI Aviation Ltd.	10,690	2,202,140
Karman Holdings, Inc. (A)	29,136	1,402,898
		11,263,543
Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	19,544	2,887,235
Biotechnology - 5.0%
Natera, Inc. (A)	15,965	4,274,788
United Therapeutics Corp. (A)	4,684	2,424,954
		6,699,742
Building Products - 1.4%
AAON, Inc.	20,461	1,822,257
Capital Markets - 2.6%
Interactive Brokers Group, Inc., Class A	39,290	3,457,127
Commercial Services & Supplies - 4.2%
Clean Harbors, Inc. (A)	18,086	5,658,748
Consumer Staples Distribution & Retail - 3.2%
Casey's General Stores, Inc.	4,929	4,293,159
Electrical Equipment - 2.3%
Vertiv Holdings Co., Class A	12,472	3,012,861
Electronic Equipment, Instruments & Components - 7.6%
Coherent Corp. (A)	8,441	2,219,054
Flex Ltd. (A)	27,506	3,128,808
Keysight Technologies, Inc. (A)	14,823	4,729,723
		10,077,585
Financial Services - 2.9%
Block, Inc. (A)	47,091	3,825,673
Health Care Equipment & Supplies - 2.9%
Dexcom, Inc. (A)	46,803	3,905,710
Health Care Providers & Services - 2.0%
Guardant Health, Inc. (A)	16,402	2,656,960
Health Care Technology - 2.1%
Veeva Systems, Inc., Class A (A)	13,538	2,758,774
Hotels, Restaurants & Leisure - 7.9%
Dutch Bros, Inc., Class A (A)	34,938	2,299,968
Hyatt Hotels Corp., Class A	17,427	3,033,344
Viking Holdings Ltd. (A)	50,293	5,248,075
		10,581,387
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.7%
Reddit, Inc., Class A (A)	15,809	$ 2,223,852
IT Services - 7.3%
MongoDB, Inc. (A)	8,678	2,928,652
Snowflake, Inc., Class A (A)	23,204	6,805,269
		9,733,921
Life Sciences Tools & Services - 2.3%
Illumina, Inc. (A)	15,136	3,104,394
Media - 1.3%
EchoStar Corp., Class A (A)	21,482	1,806,421
Oil, Gas & Consumable Fuels - 5.0%
Targa Resources Corp.	24,504	6,625,146
Retail REITs - 4.2%
Simon Property Group, Inc.	24,208	5,552,589
Semiconductors & Semiconductor Equipment - 8.1%
Credo Technology Group Holding Ltd. (A)	11,423	2,364,447
MACOM Technology Solutions Holdings, Inc. (A)	7,939	1,996,182
Microchip Technology, Inc.	53,285	3,958,542
MKS, Inc.	8,442	2,511,073
		10,830,244
Software - 8.9%
Datadog, Inc., Class A (A)	24,653	6,606,264
Samsara, Inc., Class A (A)	74,504	2,776,764
Unity Software, Inc. (A)	77,576	2,459,935
		11,842,963
Specialty Retail - 2.0%
Five Below, Inc. (A)	12,617	2,739,529
Trading Companies & Distributors - 4.7%
WW Grainger, Inc.	4,567	6,312,599
Total Common Stocks (Cost $117,121,074)		133,672,419
Total Investments (Cost $117,121,074)		133,672,419
Net Other Assets (Liabilities) - (0.2)%		(277,858)
Net Assets - 100.0%		$ 133,394,561
Transamerica Funds

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$133,672,419	$—	$—	$133,672,419
Total Investments	$133,672,419	$—	$—	$133,672,419
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds